Leases	6 Months Ended
Mar. 31, 2025
Leases
Leases

Note 12– Leases

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Hangzhou Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB454,043 (equivalent of $71,624). The Company prepaid total rent of RMB2,270,214 (equivalent of $358,120) upon the starting date of the lease period.

As of March 31, 2025 and September 30, 2024, the remaining average lease term was an average of 1.5 years and 2 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.8% per annum and 4.8% per annum, as of March 31, 2025 and September 30, 2024, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Right-of-use assets under operating leases	$62,516	$122,779

Operating lease liabilities, current	-	-
Operating lease liabilities, non-current	-	-
Total operating lease liabilities	-	-